Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Hawaiian Tax-Free Trust
Entity Central Index Key	0000750909
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Hawaiian Tax-Free Trust - Class A
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class A
Trading Symbol	HULAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com/ . You can also request this information by contacting us at 800-437-1000.
Additional Information Phone Number	800-437-1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com/
Expenses [Text Block]
What were the Trust costs for the last six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class A / HULAX)	$ 47	0.93% *
* Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 438,200,597
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 524,077
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust

statistics that you should pay attention to.
Trust net assets	$ 438,200,597
Total number of portfolio holdings	149
Total advisory fee paid, net	$ 524,077
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by quality rating of the portfolio holdings of the Trust as a percentage of net assets:
Quality Ratings
Pre-refunded/Escrowed to Maturity	1.9%
AAA	4.4%
AA	78.2%
A	10.6%
BBB	0.6%
BB	0.0%
Cash	4.3%
Credit quality ratings are primarily sourced
from
Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings are primarily sourced
from
Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Hawaiian Tax-Free Trust - Class C
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class C
Trading Symbol	HULCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com/ . You can also request this information by contacting us at 800-437-1000.
Additional Information Phone Number	800-437-1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com/
Expenses [Text Block]
What were the Trust costs for the last six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class C / HULCX)	$ 88	1.73% *
* Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%	[1]
Net Assets	$ 438,200,597
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 524,077
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust

statistics that you should pay attention to.
Trust net assets	$ 438,200,597
Total number of portfolio holdings	149
Total advisory fee paid, net	$ 524,077
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by quality rating of the portfolio holdings of the Trust as a percentage of net assets:
Quality Ratings
Pre-refunded/Escrowed to Maturity	1.9%
AAA	4.4%
AA	78.2%
A	10.6%
BBB	0.6%
BB	0.0%
Cash	4.3%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
HAWAIIAN TAX-FREE TRUST - CLASS F
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class F
Trading Symbol	HULFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com/ . You can also request this information by contacting us at 800-437-1000.
Additional Information Phone Number	800-437-1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com/
Expenses [Text Block]
What were the Trust costs for the last six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class F / HULFX)	$ 36	0.70% *
* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 438,200,597
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 524,077
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust

statistics that you should pay attention to.
Trust net assets	$ 438,200,597
Total number of portfolio holdings	149
Total advisory fee paid, net	$ 524,077
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by quality rating of the portfolio holdings of the Trust as a percentage of net assets:
Quality Ratings
Pre-refunded/Escrowed to Maturity	1.9%
AAA	4.4%
AA	78.2%
A	10.6%
BBB	0.6%
BB	0.0%
Cash	4.3%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. go ver
nment obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. go ver
nment obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
HAWAIIAN TAX-FREE TRUST - CLASS Y
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class Y
Trading Symbol	HULYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com/ . You can also request this information by contacting us at 800-437-1000.
Additional Information Phone Number	800-437-1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com/
Expenses [Text Block]
What were the Trust costs for the last six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class Y / HULYX)	$ 37	0.73% *
* Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 438,200,597
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 524,077
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust

statistics that you should pay attention to.
Trust net assets	$ 438,200,597
Total number of portfolio holdings	149
Total advisory fee paid, net	$ 524,077
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2024)
The following table presents a summary by quality rating of the portfolio holdings of the Trust as a percentage of net assets:
Quality Ratings
Pre-refunded/Escrowed to Maturity	1.9%
AAA	4.4%
AA	78.2%
A	10.6%
BBB	0.6%
BB	0.0%
Cash	4.3%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

[1]	Annualized